Business Combinations (Details) - Schedule of purchase price allocation	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares
LUOKUNG Technology [Member]
Business Combination Segment Allocation [Line Items]
Revenues	$ 18,263,788
Cost of revenues	17,479,479
GROSS PROFIT (LOSS)	784,309
Operating expenses	41,035,162
Loss from operations	(40,250,853)
Other income, net	193,888
NET LOSS	(40,056,965)
Less: Net loss attributable to non-controlling interest	191,325
Net loss attributable to owners of LKCO	(39,865,640)
COMPREHENSIVE LOSS	$ (42,994,039)
Net loss per share - basic and diluted (in Dollars per share) | $ / shares	$ (0.18)
Weighted average shares outstanding-basis and diluted (in Dollars per share) | $ / shares	$ 221,984,037
SALEYA HOLDINGS [Member]
Business Combination Segment Allocation [Line Items]
Revenues	$ 6,693,061
Cost of revenues	7,239,558
GROSS PROFIT (LOSS)	(546,497)
Operating expenses	7,270,900
Loss from operations	(7,817,397)
Other income, net	274,055
NET LOSS	(7,543,342)
Less: Net loss attributable to non-controlling interest
Net loss attributable to owners of LKCO	(7,543,342)
COMPREHENSIVE LOSS	(8,449,399)
Pro forma Adjustments [Member]
Business Combination Segment Allocation [Line Items]
Revenues	(93,702)	[1]
Cost of revenues	7,152,609	[1],[2]
GROSS PROFIT (LOSS)	(7,246,311)
Operating expenses	165,582
Loss from operations	(7,411,893)
NET LOSS	(7,411,893)
COMPREHENSIVE LOSS	$ (7,411,893)
Weighted average shares outstanding-basis and diluted (in Dollars per share) | $ / shares	$ 94,941,399	[3]
Pro forma Consolidated [Member]
Business Combination Segment Allocation [Line Items]
Revenues	$ 24,863,147
Cost of revenues	31,871,646
GROSS PROFIT (LOSS)	(7,008,499)
Operating expenses	48,471,644
Loss from operations	(55,480,143)
Other income, net	467,943
NET LOSS	(55,012,200)
Less: Net loss attributable to non-controlling interest	191,325
Net loss attributable to owners of LKCO	(54,820,875)
COMPREHENSIVE LOSS	$ (58,855,331)
Net loss per share - basic and diluted (in Dollars per share) | $ / shares	$ (0.17)
Weighted average shares outstanding-basis and diluted (in Dollars per share) | $ / shares	$ 316,925,436

[1]	To eliminate intercompany transactions
[2]	To record amortization of intangible assets.
[3]	To adjust the weighted average number of ordinary shares which would have been outstanding during the year had the Acquisition occurred on the first day of the year presented.